CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Formation and operating costs	$ 17,631	$ 6,862,095
Loss from operations	(17,631)	(6,862,095)
Other income:
Interest income on marketable securities held in Trust Account	0	117,255
Net Loss	(17,631)	(6,744,840)
Class A ordinary shares subject to possible redemption
Loss from operations	$ 0	$ 111,650
Other income:
Weighted Average Number of Shares Outstanding, Basic and Diluted	0	108,934,119
Earnings Per Share, Basic and Diluted	$ 0	$ 0.00
Nonredeemable ordinary shares
Loss from operations	$ (17,631)	$ (6,856,490)
Other income:
Net Loss	$ (17,631)	$ (6,744,840)
Weighted Average Number of Shares Outstanding, Basic and Diluted	1	21,178,291
Earnings Per Share, Basic and Diluted	$ (17,631)	$ (0.32)